SHARE CAPITAL AND RESERVES - The continuity of warrants (Details)	12 Months Ended
	Dec. 31, 2022 Options	Dec. 31, 2022 $ / shares	Dec. 31, 2022 EquityInstruments	Dec. 31, 2022 shares	Dec. 31, 2021 EquityInstruments shares $ / shares	Dec. 31, 2023 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding at the beginning | shares				49,486
Warrants exercised	(39,960)			(39,960)
Warrants cancelled/ expired | shares				(9,526)
Warrants outstanding at the end | shares					49,486
Weighted average exercise price, warrants outstanding at the beginning | $ / shares					$ 1.40
Weighted average exercise price, warrants exercised | $ / shares		$ 1.38
Weighted average exercise price, warrants Cancelled | $ / shares		$ 1.48
Weighted average exercise price, warrants outstanding at the end | $ / shares					$ 1.40
Weighted average contractual remaining life					4 months 17 days
Exercise price of $1.30 with May 12, 2022 expiry date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants, exercise Price | $ / shares						$ 1.30
Warrants outstanding at the beginning			25,154
Warrants exercised			(24,000)
Warrants cancelled/ expired			(1,154)
Warrants outstanding at the end					25,154
Exercise price of $1.50 with May 13, 2022 expiry date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants, exercise Price | $ / shares						1.50
Warrants outstanding at the beginning			8,372
Warrants cancelled/ expired			(8,372)
Warrants outstanding at the end					8,372
Exercise price of $1.50 with June 4, 2022 expiry date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants, exercise Price | $ / shares						$ 1.50
Warrants outstanding at the beginning			15,960
Warrants exercised			(15,960)
Warrants outstanding at the end					15,960